Income Taxes - Summary of Income (Loss) Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income loss before income tax [Line Items]
US	$ 120,750	$ (310,483)	$ 97,918
Korea	12,187	5,315	2,696
Other	(1,792)	0	0
Income (loss) before income tax	$ 131,145	$ (305,168)	$ 100,614